INTANGIBLE ASSETS, NET	3 Months Ended
Mar. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS

NOTE 18 – INTANGIBLE ASSETS, NET

	Balance on					Balance on
	12/31/2021	Additions	Amortization	Write-offs	Transfers	3/31/2022
Linked to concession - generation	4,472,844	859	(208,225)	—	4,078	4,269,556

In service	4,424,231	20	(208,225)	—	4,078	4,220,104
Cost	306,067	20	—	—	—	306,087
Renegotiation of hydrological risk(a)	4,400,432	—	—	—	—	4,400,432
Accumulated amortization	(281,247)	—	(208,225)	—	4,078	(485,394)
Provision for recoverable value of assets (Impairment)	(1,021)	—	—	—	—	(1,021)

Ongoing	48,613	839	—	—	—	49,452
Cost	48,613	839	—	—	—	49,452

Linked to concession - transmission	2,092	—	—	—	—	2,092

In service-cost	791	—	—	—	—	791
In progress - cost	1,301	—	—	—	—	1,301

Non-concession related (Other Intangible Assets) - administration	517,240	8,531	(3,969)	(3)	7,765	529,564

In service	138,221	243	(3,969)	(3)	7,765	142,257
Cost	914,701	243	—	(3)	—	914,941
Accumulated amortization	(707,409)	—	(3,969)	—	7,765	(703,613)
Provision for recoverable value of assets (Impairment)	(69,071)	—	—	—	—	(69,071)

In progress	379,019	8,288	—	—	—	387,307
Cost	379,019	8,288	—	—	—	387,307

Total	4,992,176	9,390	(212,194)	(3)	11,843	4,801,212

	Balance on					Balance on
	12/31/2020	Additions	Amortizations	Write-offs	Transfers	3/31/2021
Linked to concession - generation	428,861	5,209	(3,805)	—	—	430,265

In service	405,153	5,209	(3,805)	—	—	406,557
Cost	287,179	5,209	—	—	—	292,388
Renegotiation of hydrological risk(a)	134,543	—	—	—	—	134,543
Accumulated amortization	(15,697)	—	(3,805)	—	—	(19,502)
Provision for recoverable value of assets (Impairment)	(872)	—	—	—	—	(872)

Ongoing	23,708	—	—	—	—	23,708
Cost	23,708	—	—	—	—	23,708

Linked to concession - transmission	2,092	—	—	—	—	2,092

In service-cost	791	—	—	—	—	791
In progress - cost	1,301	—	—	—	—	1,301

Non-concession related (Other Intangible Assets) - administration	354,540	22,455	(11,765)	(3)	1,200	366,427

In service	8,658	6,896	(11,765)	(3)	1,685	5,471
Cost	1,027,678	6,896	—	(3)	1,925	1,036,496
Accumulated amortization	(702,732)	—	(11,765)	—	(240)	(714,737)
Provision for recoverable value of assets (Impairment)	(316,288)	—	—	—	—	(316,288)

In progress	345,882	15,559	—	—	(485)	360,956
Cost	345,882	15,559	—	—	(485)	360,956

Total	785,493	27,664	(15,570)	(3)	1,200	798,784

(a)	Renegotiation of Hydrological Risk

With the approval of Law No. 14,052/2020, the amount resulting from the extension of the concession period of the hydroelectric plants/complexes subject to ANEEL resolutions No. 2,919/2021 and 2,932/2021 was recorded in intangible assets, under IAS 38 - Intangible Assets.